Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 298,490	$ 41,668	¥ 252,540
Accounts receivable, net	222,704	31,088	226,060
Prepaid expenses and other current assets	29,080	4,059	28,415
Investment in marketable security	6,537	913	37,629
Total current assets	556,911	77,742	544,644
Non-current assets
Property and equipment, net	1,507	210	1,981
Intangible assets, net	401,786	56,087	405,256
Goodwill	183,138	25,565	182,661
Long term investments	262,214	36,604	257,387
Long term deposits and other assets	839	117	906
Right-of-use assets-operating lease	17,795	2,484	4,845
Deferred tax assets	7,613	1,063	7,505
Total non-current assets	874,892	122,130	860,541
TOTAL ASSETS	1,431,803	199,872	1,405,185
Current liabilities
Accounts payable	39,041	5,450	36,015
Accrued salary and employee benefits	10,382	1,449	22,346
Accrued expenses and other current liabilities	4,602	642	6,840
Income tax payable	12,364	1,726	11,284
Lease liabilities-operating lease -current	4,612	644	4,098
Deferred revenue	89,198	12,452	80,186
Total current liabilities	160,199	22,363	160,769
Non-current liabilities
Deferred tax liabilities	57,691	8,053	58,400
Lease liabilities-operating lease -non-current	11,956	1,669	700
Total non-current liabilities	69,647	9,722	59,100
TOTAL LIABILITIES	229,846	32,085	219,869
Commitments and contingencies
EQUITY
Shares to be issued	20,817	2,906	20,817
Treasury stocks	(19,952)	(2,785)	(19,952)
Statutory reserves	51,195	7,147	50,705
Retained earnings	675,502	94,296	662,499
Accumulated other comprehensive income	17,792	2,483	16,967
Total shareholders’ equity	1,219,309	170,209	1,199,094
Non-controlling interests	(17,352)	(2,422)	(13,778)
Total equity	1,201,957	167,787	1,185,316
TOTAL LIABILITIES AND EQUITY	1,431,803	199,872	1,405,185
Class A Ordinary Shares
EQUITY
Ordinary shares value	450,059	62,826	444,162
Class B Ordinary Shares
EQUITY
Ordinary shares value	23,896	3,336	23,896
Related Party
Current assets
Amounts due from related parties	¥ 100	$ 14